                                File No. 33-62243

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                                 Amendment No. 2

                                       to
                                    Form S-6



              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2


                        Fidelity Defined Trusts, Series 1
                              (Exact Name of Trust)

                     National Financial Services Corporation
                            (Exact Name of Depositor)

                            82 Devonshire Street N7A
                        Boston, Massachusetts 02109-3614
          (Complete address of Depositor's principal executive offices)


  National Financial Services Corporation              Chapman and Cutler
  Attention:   David J. Pearlman                       Attention: Mark J. Kneedy
  82 Devonshire Street N7A                             111 West Monroe Street
  Boston, Massachusetts 02109-3614                     Chicago, Illinois 60603
                (Name and complete address of agents for service)


( X ) Check if it is proposed that this filing will become effective on May 1, 1998 pursuant to paragraph (b) of Rule 485.

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                            TO REGISTRATION STATEMENT


         This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

The investor is advised to read and retain this Prospectus for future reference.


Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

--------------------------------------------------------------------------------
                           SPONSOR: NATIONAL FINANCIAL
                              SERVICES CORPORATION
--------------------------------------------------------------------------------






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS.       ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

FIDELITY


DEFINED TRUSTS SERIES 1

PROSPECTUS - PART I

MAY 1, 1998



LADDERED GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO

LADDERED GOVERNMENT SERIES 2, SHORT/INTERMEDIATE TREASURY PORTFOLIO

ROLLING GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO



This Part I of the Prospectus may not be distributed unless accompanied by Part II of the Prospectus. Both Parts I and II of the Prospectus should be retained for future reference.


FIDELITY
INVESTMENTS(R)

82 Devonshire Street, Boston, MA  02109

         This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                                ---------------

         No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.
                                ---------------

         This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                        FIDELITY DEFINED TRUSTS, SERIES 1

PROSPECTUS
Part I
May 1, 1998

The Trusts

Fidelity Defined Trusts, Series 1 consists of three underlying unit investment trusts: Laddered Government Series 1, Short Treasury Portfolio; Laddered Government Series 1, Short/Intermediate Treasury Portfolio; and Rolling Government Series 1, Short Treasury Portfolio..

LADDERED GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO

Laddered Government Series 1, Short Treasury Portfolio ("Laddered Government Series 1") was formed for the purpose of providing safety of capital as is consistent with current income and investment flexibility through an investment in a portfolio of U.S. Treasury Obligations with laddered maturity levels that are backed by the full faith and credit of the United States government. Laddered Government Series 1 was also formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. At the Initial Date of Deposit, Laddered Government Series 1 consisted of a portfolio of U.S. Treasury Obligations with differing maturity levels, designed to return approximately 20% of the principal amount of the Trust semi-annually over the three year life of the Trust. As of December 31, 1997, Laddered Government Series 1 had a dollar weighted maturity of 0.6 years.

Tax Status - Laddered Government Series 1 may be an appropriate investment for investors who desire to participate in a portfolio of taxable, fixed income securities offering the safety of capital provided by a portfolio backed by the full faith and credit of the United States government. In addition, many investors may benefit from the exemption from state and local personal income taxes that will pass through the Trust to Unitholders in all states. Laddered Government Series 1 has been created as a grantor trust for federal tax reasons. See "Tax Status" in Part II of this Prospectus.

LADDERED GOVERNMENT SERIES 2, SHORT /INTERMEDIATE TREASURY PORTFOLIO

Laddered Government Series 2, Short/Intermediate Treasury Portfolio ("Laddered Government Series 2") was formed for the purpose of providing safety of capital as is consistent with current income and investment flexibility through an investment in a portfolio of U.S. Treasury Obligations with laddered maturity levels that are backed by the full faith and credit of the United States government. Laddered Government Series 2 was also formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. At the Initial Date of Deposit, Laddered Government Series 2 consisted of a portfolio of U.S. Treasury Obligations with differing maturity levels, designed to return approximately 20% of the principal amount of the Trust annually over the four year life of the Trust. As of December 31, 1997, Laddered Government Series 2 had a dollar weighted maturity of 2.1 years.

Tax Status - Laddered Government Series 2 may be an appropriate investment for investors who desire to participate in a portfolio of taxable, fixed income securities offering the safety of capital provided by a portfolio backed by the full faith and credit of the United States government. In addition, many investors may benefit from the exemption from state and local personal income taxes that will pass through the Trust to Unitholders in all states. Laddered Government Series 2 has been created as a grantor trust for federal tax reasons. See "Tax Status" in Part II of this Prospectus.


ROLLING GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO

Rolling Government Series 1, Short Treasury Portfolio ("Rolling Government Series 1") was formed for the purpose of providing safety of capital as is consistent with current income and current monthly distributions of interest through an investment in a portfolio of U.S. Treasury Obligations that are backed by the full faith and credit of the United States government. Rolling Government Series 1 was also formed for the purpose of passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. Rolling Government Series 1 also seeks to provide an extendible investment by quarterly reinvesting, until approximately January, 1998 (the "Extension Period"), the proceeds of maturing U.S. Treasury Obligations into new U.S. Treasury securities ("Extension Securities") with maturities of approximately one year. This reinvestment strategy is designed to produce a higher overall yield than shorter-term investments with less price volatility than longer-term investments. Rolling Government Series 1 was designed to maintain a short dollar-weighted maturity, no greater than approximately 8 months. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the Securities included in the portfolio which will generally increase or decrease inversely with changes in interest rates.

Extensions - The Trust's portfolio consists of U.S. Treasury Obligations with "laddered" maturities such that approximately 25% of the portfolio matures every three months. The Sponsor is authorized to direct the reinvestment of the proceeds of each maturing Security into Extension Securities (an "Extension"). Extensions of approximately 25% of the portfolio at each maturity of Securities will continue through the Extension Period and, assuming the Trust does not terminate prior thereto, it is anticipated that Extensions will continue until principal distributions commence in 1998.

Extension Securities are Securities (i) issued by the U.S. Treasury; (ii) with a fixed maturity date that is within one month of the first anniversary of the maturity date of the Security the proceeds of which are being reinvested in the Extension Security; (iii) purchased at par or, in order of preference, at a discount to, or premium over par, as close to par as practicable; and (iv) that are not when, as and if issued obligations. The purchase of Extension Securities shall not disqualify the Trust as a "regulated investment company" under the Internal Revenue Code.

The guidelines under which the Trust will purchase Extension Securities takes into account price and maturity date. Whenever a U.S. Treasury security in the Trust's portfolio matures, the Sponsor will direct the Trustee to purchase the most currently available 1-year U.S. Treasury security at par. If no obligations are available at par, the Sponsor will select obligations with a price as close as possible to par. To preserve the Trust's par values, there will be a bias favoring discounts, when available. Therefore, discounted obligations will be selected so long as the discount is not more than three times the smaller premium obligation available. That is, assuming no maturity differences, if there is an obligation available at a price of $100.125, no alternative obligation will be selected at less than $99.625. If obligations mature at different dates within the one month permissible, in determining which obligation to purchase the Sponsor will increase the premium or discount of the security by 25 cents (1/4 point) for every month away from the precise one year maturity date of the original obligation being extended. There will be no attempt to delay the purchase of the Extension Securities to take advantage of market movements.

During the Extension Period, the pro rata share of cash in the Principal Account which has not been reinvested or committed for reinvestment will be computed as of the 10th day of the month and distributions to the Unitholders as of the related Record Date will be made on the 20th day of such month. After the Extension Period, the pro rata share of cash in the Principal Account will also be computed as described above. Proceeds from the disposition of any of the Securities or amounts representing principal on the Securities received after such Record Date and prior to the following Distribution Date will be held in the Principal Account and not distributed until the next Distribution Date. The Trustee is not required to make a distribution from the Principal Account unless the amount available for distribution shall equal at least $1.00 per 100 Units. See "Distributions to Unitholders" in Part II of this Prospectus.

Tax Status - Rolling Government Series 1 may be an appropriate investment for investors who desire to participate in a portfolio of taxable, fixed income securities offering the safety of capital as is consistent with current income and current monthly distributions of interest provided by a portfolio backed by the full faith and credit of the United States government. In addition, many investors may benefit from the exemption from state and local personal income taxes that will pass through the Trust to Unitholders in all states. Rolling Government Series 1 has been created as a regulated investment company for federal tax reasons. See "Tax Status" in Part II of this Prospectus.

                          INDEPENDENT AUDITORS' REPORT




THE UNITHOLDERS, SPONSOR AND TRUSTEE
FIDELITY DEFINED TRUSTS SERIES 1
(LADDERED GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO
LADDERED GOVERNMENT SERIES 2, SHORT/INTERMEDIATE TREASURY PORTFOLIO ROLLING GOVERNMENT SERIES 1, SHORT TREASURY PORTFOLIO)


We have audited the statements of financial condition and schedules of portfolio securities of Fidelity Defined Trusts Series 1 (Laddered Government Series 1, Short Treasury Portfolio, Laddered Government Series 2, Short/Intermediate Treasury Portfolio and Rolling Government Series 1, Short Treasury Portfolio) as of December 31, 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1997 and the period from January 3, 1996 (date of deposit) to December 31, 1996. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Defined Trusts Series 1 (Laddered Government Series 1, Short Treasury Portfolio, Laddered Government Series 2, Short/Intermediate Treasury Portfolio and Rolling Government Series 1, Short Treasury Portfolio) as of December 31, 1997, and the results of their operations and the changes in their net assets for the year ended December 31, 1997 and the period from January 3, 1996 (date of deposit) to December 31, 1996 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

April 8, 1998
New York, New York

                        SUMMARY OF ESSENTIAL INFORMATION

                        FIDELITY DEFINED TRUSTS SERIES 1

                             AS OF DECEMBER 31, 1997



SPONSOR:  NATIONAL FINANCIAL SERVICES CORPORATION
TRUSTEE:  THE CHASE MANHATTAN BANK
EVALUATOR:  MULLER DATA CORPORATION

The income, expense and distribution data set forth below has been calculated for Unitholders purchasing less than 50,000 Units of a Trust. Unitholders purchasing 50,000 Units or more of a Trust will receive a slightly higher return because of the reduced sales charge for larger purchases.

                                                                                  LADDERED            LADDERED             ROLLING
                                                                                 GOVERNMENT          GOVERNMENT          GOVERNMENT
                                                                                  SERIES 1            SERIES 2            SERIES 1

Public Offering Price per Units (1)..........................................     5.346%             5.351%              5.307%
Principal Amount of Securities per Units.....................................     $6.00              $8.00               $10.0139
Estimated Current Return based on Public Offering Price (2)(4)(5)............
Estimated Long-Term Return (2)(3)(4).........................................     2.906%             4.668%              3.094%
Estimated Normal Annual Distribution per Unit................................     .3450              .4550               .5601
Principal Amount of Securities...............................................     $17,271,000        $10,320,000         $6,300,000
Number of Units..............................................................     2,878,500          1,290,000           629,125
Fractional Undivided Interest per Units......................................     1/2,878,500        1/1,290,000         1/629,125
Calculation of Public Offering Price:
   Aggregate Bid Price of Securities.........................................     17,312,163         10,310,856          6,301,418
   Aggregate Bid Price of Securities per Unit................................     6.0143             7.9929              10.0162
   Plus Sales Charge per Units (2)...........................................     .0761              .1012               .1268
   Public Offering Price per Unit (1)   .....................................     6.0904             8.0941              10.1430
Calculation of Estimated Net Annual Interest Income per Unit:
   Estimated Annual Interest.................................................     .3450              .455                .5601
   Less:  Estimated Annual Expense...........................................     .0194              .0219               .0218
   Estimated Net Annual Interest.............................................     .3256              .4331               .5383
Estimated Daily Rate of Net Interest.........................................     .0009              .0012               .0014
Estimated Average Life of Securities.........................................     .57 yrs.           2.10 yrs.           .63 yrs.
Minimum Principal Value of the Trust under which Trust Agreement
   may be terminated (9).....................................................         -                  -                   -

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of business of the Sponsor (currently 4:15 pm Eastern Time) next following receipt of an order for a sale or purchase of Units or receipt by the Trustee of Units tendered for redemption.

                                                                                  LADDERED            LADDERED             ROLLING
                                                                                 GOVERNMENT          GOVERNMENT          GOVERNMENT
                                                                                  SERIES 1            SERIES 2            SERIES 1

Trustee's Annual Fee per $1,000 principal amount of Securities(6)............     1.84               2.09                2.08
Interest Payments (7):.......................................................
   Estimated Normal Monthly Distribution per Unit............................     .0287              .0379               .0466
   Estimated Normal Annual Distribution per Unit.............................     .3450              .4550               .5601
Sales Charge (5):
   As a percentage of Public Offering Price per Unit.........................     .0125%             .0125%              .0125%
   As a percentage of net amount invested....................................     .0127%             .0127%              .0127%
Date Trusts Established......................................................     1/3/96             1/3/96              1/3/96
Mandatory Termination Date...................................................     1/31/00            5/31/02             1/31/00
Maximum Evaluator's Annual Evaluation Fee per $1,000 Principal
   Amount of Securities......................................................     .10                .10                 .10
Maximum Sponsor's Annual Surveillance Fee per $1,000 Principal
   Amount of Securities......................................................     .10                .10                 .10
Estimated Annual Organizational Expenses per Unit (8)........................     .0033              .0075               .0153

(1) Anyone ordering Units will pay accrued interest from the preceding record date to the date of settlement (normally three business days after order).

(2) The Estimated Current Return and Estimated Long-Term Return are increased for transactions entitled to a reduced sales charge. See "Public Offering of Units - Public Offering Price" in Part II of this Properties.

(3) The Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities and with changes in the accrued interest; therefore, there is no assurance that the present Estimated Current Returns indicated above will be realized in the future. The Estimated Long-Term Returns are calculated using a formula which: (1) takes into consideration and determines and factors in the relative weightings of, the market values, yield (which take into account the amortization of premiums and the accretion of discounts) and the expected retirement dates of all of the Securities in the applicable Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Securities and expenses of each Trust will change, there is no assurance that the present Estimated Long-Term Returns as indicated above will be realized in the future. The Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of the Estimated Long-Term Returns reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only net annual interest income and Public Offering Price.

(4) This figure is based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Securities. The estimated cash flows to Unitholders for the Trusts are available upon request at no charge from the Sponsor.

(5) The sales charge as a percentage of the net amount invested in earning assets will increase as accrued interest increases. Transactions subject to quantity discounts (see "Public Offering of Units - Public Offering Price in Part II of this Properties") will have reduced sales charges, thereby reducing all percentages in the table.

(6) The Trustee's annual fee includes $.07 per Unit which is paid to the Sponsor in return for its providing certain bookkeeping and administrative services to its customers. See "Trust Information - Trust Expenses".

(7) Unitholders will receive interest distributions monthly. The Record Date is the 10th day of the month, and the distribution date is the 20th day of the month.

(8) Each Trust (and therefore the Unitholders of the respective Trust) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the Trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolios, legal fees and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over a five-year period or over the life of a Trust if the term of such Trust is less than five years. See "Trust Expenses" in Part II of this Properties and "Statements of Financial Condition". Historically, the Sponsors of Unit investment trusts have paid all of the costs of establishing such trusts.

(9) The minimum principal value of each Trust under which the Trust Agreement may be terminated is 20% of the total aggregate principal amount of securities deposited in each Portfolio during the initial offering period.

                        STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997


                                 TRUST PROPERTY

Investments in securities at market value (cost
  $17,278,075 (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                                                       $17,312,163

Accrued interest receivable                                                                               430,096

Deferred organizational costs                                                                              28,909
                                                                                                           ------

           Total                                                                                       17,771,168



LESS LIABILITIES:

   Advance from Trustee                                                          $   359,233

   Accrued Trustee's fees                                                              1,731

   Accrued Sponsor fees                                                                3,889
                                                                                       -----

           Total liabilities                                                                              364,853
                                                                                                          -------


NET ASSETS:

   Balance applicable to 2,878,500 Units of fractional undivided interest outstanding (Note (c)):

      Net amount applicable to investors                                          17,311,253

      Undistributed net investment income
        (Note (b))                                                                    95,062
                                                                                      ------


           Net assets                                                                                 $17,406,315
                                                                                                      ===========

Net asset value per Unit ($17,406,315 divided
  by 2,878,500 Units)                                                                                 $      6.05
                                                                                                      ===========




                        See notes to financial statements

                            STATEMENTS OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996
Investment income - interest                                       $1,323,091                            $891,142
                                                                   ----------                            --------

Less Expenses:

   Trustee fees and expenses                                           41,464                              30,221

   Sponsor fees                                                         2,254                               1,635

   Amortization of organizational costs                                 9,637                               9,637
                                                                   ----------                            --------

           Total expenses                                              53,355                              41,493
                                                                   ----------                            --------

Investment income - net                                             1,269,736                             849,649
                                                                   ----------                            --------

Net loss on investments:

   Realized loss on securities sold or redeemed                       (40,346)                               -

   Change in unrealized market appreciation (depreciation)             45,701                             (11,613)
                                                                   ----------                            --------

           Net gain (loss) on investments                               5,355                             (11,613)
                                                                   ----------                            --------

Net increase in net assets resulting from operations               $1,275,091                            $838,036
                                                                   ==========                            ========




                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996
Operations:

   Net investment income                                          $ 1,269,736                         $   849,649

   Realized loss on securities sold or redeemed                       (40,346)                                  -

   Net unrealized market appreciation (depreciation)                   45,701                             (11,613)
                                                                  -----------                         -----------

           Net increase in net assets
             resulting from operations                              1,275,091                             838,036
                                                                  -----------                         -----------


Less Distribution to Unit Holders:

   Principal                                                      (12,672,000)                                  -

   Investment income - net                                         (1,310,650)                           (783,190)
                                                                  -----------                         -----------

           Total capital share transactions                       (13,982,650)                           (783,190)
                                                                  -----------                         -----------


Less Capital Share Transactions:

   Creation on 3,240,000 Units                                              -                          32,516,262

   Redemption of 411,500 Units                                     (2,962,854)                                  -
                                                                  -----------                         -----------

           Total capital share transactions                        (2,962,854)                         32,516,262
                                                                  -----------                         -----------

Net (decrease) increase in net assets                             (15,670,413)                         32,571,108

Net assets:

   Beginning of period (Note (c))                                  33,076,728                             505,620
                                                                  -----------                         -----------

   End of period (including undistributed net investment
      income of $95,062 and $142,051, respectively)               $17,406,315                         $33,076,728
                                                                  ===========                         ===========




                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(a)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

        (1)    Basis of Presentation

               The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

        (2)    Investments

               Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the initial date of deposit (January 3, 1996) represents the cost of investments to the Trust based on the offering side evaluations as of the opening of business on the initial date of deposit.

        (3)    Income Taxes

               The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

        (4)    Expenses

               The Trust pays annual Trustee's fees, estimated expenses and Evaluator's fees, and may incur additional charges as explained and under "Trust Expenses" in Part II of this Prospectus.

(b)     DISTRIBUTIONS

        Interest received by the Trust is distributed to the Unit Holders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in Unitholders - Distributions to Unitholders in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(c)     ORIGINAL COST TO INVESTORS

        The original cost to investors represents the aggregate initial public offering price as of the date of deposit (January 3, 1996) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

        A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:

           Original cost to investors                                                               $   513,320
           Less:  Gross underwriting commissions (sales charge)                                           7,700
                                                                                                    -----------
           Net cost to investors                                                                        505,620
           Cost of supplemental creations of Units                                                   32,440,670
           Principal redemptions                                                                     (2,956,779)
           Principal distribution                                                                   (12,672,000)
           Proceeds from securities sold/matured                                                     15,627,862
           Cost of securities sold or redeemed                                                      (15,668,208)
           Net unrealized market appreciation                                                            34,088
                                                                                                    -----------
           Net amount applicable to investors                                                       $17,311,253
                                                                                                    ===========

(d)     OTHER INFORMATION

        Selected data for a Unit of the Trust during each period:


                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 3, 1996
                                                            FOR THE YEAR ENDED           (DATE OF DEPOSIT) TO
                                                             DECEMBER 31, 1997             DECEMBER 31, 1996
           Principal distributions
             during period                                         $4.0000                         -
                                                                   =======

           Income distributions during
             period                                                $ .4148                      $ .5157
                                                                   =======                      =======

           Net asset value at end of
             period                                                   6.05                        10.05
                                                                      ====                        =====

           Trust Units outstanding at
             end of period                                       2,878,500                    3,290,000
                                                                 =========                    =========

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



PORT-
FOLIO                                     FACE               COUPON           MATURITY          MARKET
 NO.     TITLE OF SECURITIES             AMOUNT               RATE              DATE          VALUE(1)(2)
  1.  US Treasury Note                $ 5,757,000             6.375%          01/15/99        $ 5,803,345

  2.  US Treasury Note                  5,757,000             5.625           01/31/98          5,758,554

  3.  US Treasury Note                  5,757,000             5.250           07/31/98          5,750,264
                                      -----------                                             -----------

                                      $17,271,000                                             $17,312,163
                                      ===========                                             ===========




                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(1) The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

(2) At December 31, 1997, the net unrealized market appreciation of all Securities was comprised of the following:

          Gross unrealized market appreciation                                      $ 56,034

          Gross unrealized market depreciation                                       (21,946)
                                                                                    --------
          Net unrealized market appreciation                                        $ 34,088
                                                                                    ========

        The aggregate cost of the Securities for Federal income tax purposes was $17,278,075 at December 31, 1997.

                       STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997


                                 TRUST PROPERTY


Investments in Securities at market value (amortized
  cost $10,328,103) (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                                                       $10,310,856

Accrued interest receivable                                                                                63,147

Deferred organizational costs                                                                              28,909
                                                                                                      -----------
           Total                                                                                       10,402,912



LESS LIABILITIES:

   Advance from Trustee                                                          $    33,395

   Accrued Trustee's fees and expenses                                                 3,959

   Accrued Sponsor's fees                                                              2,078
                                                                                 -----------
           Total liabilities                                                                               39,432
                                                                                                       ----------

NET ASSETS:

   Balance applicable to 1,290,000 Units of fractional undivided interest outstanding (Note (c)):

      Net amount applicable to investors                                          10,307,440

      Undistributed net investment income (Note (b))                                  56,040
                                                                                  ----------

           Net assets                                                                                 $10,363,480
                                                                                                      ===========
Net asset value per Unit ($10,363,480 divided by 1,290,000 Units)                                     $      8.03
                                                                                                      ===========




                        See notes to financial statements

                            STATEMENTS OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996


Investment income - interest                                         $817,881                            $547,947
                                                                     --------                            --------

Less Expenses:

   Trustee fees and expenses                                           26,773                              16,631

   Sponsor fees                                                         1,281                                 797

   Amortization of organizational costs                                 9,637                               9,637
                                                                     --------                            --------

           Total expenses                                              37,691                              27,065
                                                                     --------                            --------

Investment income - net                                               780,190                             520,882
                                                                     --------                            --------

Net gain (loss) on investments:

   Realized loss on securities sold or redeemed                       (37,898)                    -

   Change in unrealized market appreciation (depreciation)             39,623                             (56,870)
                                                                     --------                            --------

           Net gain (loss) on investments                               1,725                             (56,870)
                                                                     --------                            --------

Net increase in net assets resulting from operations                 $781,915                            $464,012
                                                                     ========                            ========




                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996



Operations:
   Net investment income                                          $   780,190                         $   520,882

   Realized loss on securities sold
     or redeemed                                                      (37,898)                               -

   Change in unrealized market appreciation (depreciation)             39,623                             (56,870)
                                                                  -----------                         -----------

           Net increase in net assets
             resulting from operations                                781,915                             464,012
                                                                  -----------                         -----------


Less Distribution to Unit Holders:

   Principal                                                       (2,940,000)                               -

   Investment income - net                                           (733,150)                           (381,722)
                                                                  -----------                         -----------

           Total distributions                                     (3,673,150)                           (381,722)
                                                                  -----------                         -----------


Less Capital Share Transactions:

   Creation of 1,570,000 Units                                           -                             15,577,577

   Redemption of 330,000 Units                                     (2,910,709)                               -
                                                                  -----------                        ------------

           Total capital share transactions                        (2,910,709)                         15,577,577
                                                                  -----------                         -----------

Net (decrease) increase in net assets                              (5,801,944)                         15,659,867

Net assets:

   Beginning of period (Note (c))                                  16,165,424                             505,557
                                                                  -----------                         -----------

   End of period (including undistributed net investment
     income of $56,040 and $86,248, respectively)                 $10,363,480                         $16,165,424
                                                                  ===========                         ===========




                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(a)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Trust is registered under the Investment Company Act of 1940 as a Unit Defined Trusts Series 1. The following is a summary of the significant accounting policies of the Trust:

        (1)    Basis of Presentation

               The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

        (2)    Investments

               Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the initial date of deposit (January 3, 1996) represents the cost of investments to the Trust based on the offering side evaluations as of the opening of business on the initial date of deposit.

        (3)    Income Taxes

               The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

        (4)    Expenses

               The Trust pays annual Trustee's fees, estimated expenses and Evaluator's fees, and may incur additional charges as explained and under Trust Expenses in Part II of this Prospectus.

(b)     DISTRIBUTIONS

        Interest received by the Trust is distributed to the Unit Holders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in Unitholders - Distributions to Unitholders in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(c)     ORIGINAL COST TO INVESTORS

        The original cost to investors represents the aggregate initial public offering price as of the date of deposit (January 3, 1996) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

        A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:

           Original cost to investors                                                               $   514,562
           Less:  Gross underwriting commissions (sales charge)                                           9,005
                                                                                                    -----------
           Net cost to investors                                                                        505,557
           Cost of supplemental creations of Units                                                   15,538,318
           Cost of securities sold or redeemed                                                       (5,880,603)
           Net unrealized market depreciation                                                           (17,247)
           Accumulated interest accretion                                                               164,831
           Principal redemption                                                                      (2,906,121)
           Proceeds from sales/redemptions                                                            5,842,705
           Principal distributions                                                                   (2,940,000)
                                                                                                    -----------
           Net amount applicable to investors                                                       $10,307,440
                                                                                                    ===========

(d)     OTHER INFORMATION

        Selected data for a Unit of the Trust during each period:


                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 3, 1996
                                                            FOR THE YEAR ENDED           (DATE OF DEPOSIT) TO
                                                             DECEMBER 31, 1997             DECEMBER 31, 1996

           Principal distributions
             during period                                         $2.0000                           -
                                                                   =======

           Income distributions during
             period                                                $ .4957                       $ .5155
                                                                   =======                       =======

           Net asset value at end of
             period                                                  $8.03                         $9.98
                                                                     =====                         =====

           Trust Units outstanding at
             end of period                                         1,290,000                   1,620,000
                                                                   =========                   =========

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



PORT-
FOLIO                                     FACE               COUPON           MATURITY          MARKET
 NO.     TITLE OF SECURITIES             AMOUNT               RATE              DATE          VALUE(1)(2)

  1.  US Treasury Note                $ 2,580,000             6.125%          05/15/98        $ 2,587,560

  2.  US Treasury Note (3)                516,000             0.000           05/15/99            478,229

  3.  US Treasury Note                  2,064,000             6.750           05/31/99          2,095,290

  4.  US Treasury Note (3)                258,000             0.000           05/15/00            226,289

  5.  US Treasury Note                  2,322,000             6.250           05/31/00          2,352,650

  6.  US Treasury Note (3)                774,000             0.000           05/15/01            640,531

  7.  US Treasury Note                  1,806,000             8.000           05/15/01          1,930,307
                                      -----------                                             -----------

                                      $10,320,000                                             $10,310,856
                                      ===========                                             ===========




                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                          LADDERED GOVERNMENT SERIES 2
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(1) The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

(2) At December 31, 1997, the net unrealized market depreciation of all Securities was comprised of the following:

          Gross unrealized market appreciation                                  $ 23,159

          Gross unrealized market depreciation                                   (40,406)
                                                                                 -------

          Net unrealized market depreciation                                    $(17,247)
                                                                                ========

        The aggregate cost of the Securities for Federal income tax purposes was $10,328,103 at December 31, 1997.

(3) This Security has been purchased at a deep discount from the par value because there is little or no stated interest income thereon. Securities which pay no interest are normally described as "zero coupon" bonds. Over the life of securities purchased at a deep discount the value of such securities will increase such that upon maturity the holders of such securities will receive 100% of the principal amount thereof.

                        STATEMENT OF FINANCIAL CONDITION

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997


                                 TRUST PROPERTY

Investments in securities at market value (cost
  $6,294,346) (Note (a) and Schedule of Portfolio
  Securities Notes (1) and (2))                                                                        $6,301,418

Accrued interest receivable                                                                                42,000

Deferred organizational costs                                                                              28,910
                                                                                                           ------

           Total                                                                                        6,372,328


LESS LIABILITIES:

  Due to Trustee                                                                    $   36,457

  Accrued Sponsor fees                                                                     720

  Accrued Trustee fees and expenses                                                      4,307
                                                                                         -----

           Total liabilities                                                                               41,484
                                                                                                           ------


NET ASSETS:

  Balance applicable to 629,125 Units of fractional undivided interest outstanding (Note (c)):

     Net amount applicable to investors                                              6,306,248

     Undistributed principal and net investment
       income (Note (b))                                                                24,580
                                                                                        ------


           Net assets                                                                                  $6,330,844
                                                                                                       ==========

Net asset value per Unit ($6,379,921 divided by 629,125 Units)                                         $    10.06
                                                                                                       ==========




                        See notes to financial statements

                            STATEMENTS OF OPERATIONS

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996


Investment income - interest                                         $402,188                            $324,273
                                                                     --------                            --------

Less Expenses:

   Trustee fees and expenses                                           23,941                              20,623

   Sponsor fees                                                           720                                 510

   Amortization of organizational costs                                 9,637                               9,637
                                                                     --------                            --------

           Total expenses                                              34,298                              30,770
                                                                     --------                            --------

Investment income - net                                               367,890                             293,503
                                                                     --------                            --------

Net loss on investments:

   Realized gain (loss) on securities sold or redeemed                  7,104                             (27,271)

   Change in unrealized market (depreciation) appreciation             (7,187)                             14,259
                                                                     --------                            --------

           Net loss on investments                                        (83)                            (13,012)
                                                                     --------                            --------

Net increase in net assets resulting from operations                 $367,807                            $280,491
                                                                     ========                            ========




                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO



                                                                                                 FOR THE PERIOD FROM
                                                                                                   JANUARY 3, 1996
                                                              FOR THE YEAR ENDED                (DATE OF DEPOSIT) TO
                                                               DECEMBER 31, 1997                  DECEMBER 31, 1996

Operations:

   Net investment income                                           $  367,890                          $  293,503

   Realized gain (loss) on securities sold or redeemed                  7,104                             (27,271)

   Change in unrealized market (depreciation) appreciation             (7,187)                             14,259
                                                                  -----------                          ----------

           Net increase in net assets resulting from operations       367,807                             280,491
                                                                  -----------                          ----------


Net Investment Income Distributions                                  (392,759)                           (262,471)
                                                                  -----------                          ----------

Capital Share Transactions:

   Creation of 751,410 Units                                                -                           7,562,458

   Redemption of 161,885 Units and 400 Units, respectively         (1,622,974)                             (4,023)

           Total capital share transactions                        (1,622,974)                          7,558,435
                                                                  -----------                          ----------

Net (decrease) increase in net assets                              (1,647,926)                          7,576,455

Net assets:

   Beginning of period (Note (c))                                   7,978,770                             402,315
                                                                  -----------                          ----------

   End of period (including undistributed
     principal and net investment income of
     $24,580 and undistributed net investment
     income of $51,852, respectively)                             $ 6,330,844                          $7,978,770
                                                                  ===========                          ==========




                        See notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(a)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

        (1)    Basis of Presentation

               The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part II of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

        (2)    Investments

               Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the initial date of deposit (January 3, 1996) represents the cost of investments to the Trust based on the offering side evaluations as of the opening of business on the initial date of deposit.

        (3)    Income Taxes

               The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

        (4)    Expenses

               The Trust pays annual Trustee's fees, estimated expenses and Evaluator's fees, and may incur additional charges as explained and under "Trust Expenses" in Part II of this Prospectus.

(b)     DISTRIBUTIONS

        Interest received by the Trust is distributed to the Unit Holders on or shortly after the twentieth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Unitholders - Distributions to Unitholders" in Part II of this Prospectus.

                          NOTES TO FINANCIAL STATEMENTS

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(c)     ORIGINAL COST TO INVESTORS

        The original cost to investors represents the aggregate initial public offering price as of the date of deposit (January 3, 1996) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part II of this Prospectus.

        A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1997 follows:

           Original cost to investors                                                               $   408,440
           Less:  Gross underwriting commissions (sales charge)                                           6,125
                                                                                                    -----------
           Net cost to investors                                                                        402,315
           Cost of supplemental creations of Units                                                    7,537,615
           Principal redemption                                                                      (1,620,587)
           Cost of securities sold/matured                                                          (14,429,884)
           Proceeds from securities sold/matured                                                     14,409,717
           Net unrealized market appreciation                                                             7,072
                                                                                                   ------------
           Net amount applicable to investors                                                      $  6,306,248
                                                                                                   ============

(d)     OTHER INFORMATION

        Selected data for a Unit of the Trust during each period:

                                                                                          FOR THE PERIOD FROM
                                                                                            JANUARY 3, 1996
                                                            FOR THE YEAR ENDED           (DATE OF DEPOSIT) TO
                                                             DECEMBER 31, 1997             DECEMBER 31, 1996

           Income distributions during period                     $.5428                        $  .5199
                                                                  ======                        ========

           Net asset value at end of period                       $10.06                        $10.0900
                                                                  ======                        ========

           Trust Units outstanding at end of period              629,125                         791,010
                                                                 =======                         =======

                        SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1

                                DECEMBER 31, 1997



PORT-
FOLIO                                     FACE               COUPON           MATURITY          MARKET
 NO.     TITLE OF SECURITIES             AMOUNT               RATE              DATE          VALUE(1)(2)

  1.  US Treasury Note                 $1,575,000             5.875%          04/30/98         $1,578,134

  2.  US Treasury Note                  1,575,000             6.000           05/31/98          1,578,686

  3.  US Treasury Note                  1,575,000             4.750           09/30/98          1,566,149

  4.  US Treasury Note                  1,575,000             5.750           12/31/98          1,578,449
                                       ----------                                              ----------

                                       $6,300,000                                              $6,301,418
                                       ==========                                              ==========




                  See notes to schedule of portfolio securities

                    NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        FIDELITY DEFINED TRUSTS SERIES 1
                           ROLLING GOVERNMENT SERIES 1
                            SHORT TREASURY PORTFOLIO

                                DECEMBER 31, 1997



(1) The market value of the Securities as of December 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

(2) At December 31, 1997, the net unrealized market appreciation of all Securities was comprised of the following:

          Gross unrealized market appreciation                                    $8,364

          Gross unrealized market depreciation                                    (1,292)
                                                                                  ------

          Net unrealized market appreciation                                      $7,072
                                                                                  ======

        The aggregate cost of the Securities for Federal income tax purposes was $6,294,346 at December 31, 1997.

The investor is advised to read and retain this Prospectus for future reference.

Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

--------------------------------------------------------------------------------
                           SPONSOR: NATIONAL FINANCIAL
                              SERVICES CORPORATION
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.     ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIDELITY


DEFINED TRUSTS
PROSPECTUS - PART II

APRIL 1, 1998

This Part II of the Prospectus may not be distributed unless accompanied by Part I of the Prospectus. Both Parts I and II of the Prospectus should be retained for future reference.

FIDELITY
INVESTMENTS(R)

82 Devonshire Street, Boston, MA  02109

                                TABLE OF CONTENTS



THE TRUSTS.............................................................   4

GENERAL INFORMATION....................................................   4

RISK FACTORS...........................................................   5

RATING OF UNITS........................................................  12

INSURANCE ON THE CORPORATE BONDS.......................................  12

RETIREMENT PLANS.......................................................  14

TAX STATUS.............................................................  14

DISTRIBUTION REINVESTMENT..............................................  23

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT
   RETURN .............................................................  24

PUBLIC OFFERING OF UNITS...............................................  24

MARKET FOR UNITS.......................................................  29

REDEMPTION.............................................................  29

UNITHOLDERS............................................................  31

INVESTMENT SUPERVISION.................................................  35

TRUST ADMINISTRATION...................................................  36

TRUST EXPENSES.........................................................  38

THE SPONSOR............................................................  40

LEGAL OPINIONS.........................................................  41

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS...............................  41

         This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                                 ---------------

         No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                                 ---------------

         This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

THE TRUSTS

         Fidelity Defined Trusts are unit investments trusts consisting of portfolios containing U.S. Treasury obligations, mortgage-backed securities of the fully modified pass-through type, the payments of principal and interest on which are fully guaranteed by the Government National Mortgage Association ("GNMA Securities") and/or corporate debt obligations ("Corporate Bonds"). See
Part I of the Prospectus for a description of the portfolio for each trust. The various trusts are collectively referred to herein as the "Fidelity Defined Trusts," the "Fidelity Advisor Defined Trusts" or the "Trusts." Each Trust is divided into "Units" representing equal shares of the underlying assets of such Trust. Trusts which contain a laddered portfolio of U.S. Treasury Obligations are sometimes referred to herein as "Laddered Trusts." Trusts which contain a portfolio of U.S. Treasury Obligations or GNMA Securities which provide for the reinvestment of principal distributions into additional U.S. Treasury Obligations or GNMA Securities, respectively, over a specific period (as set forth in Part I) are sometimes referred to herein as "Rolling Trusts." Trusts which contain a portfolio of corporate debt obligations and, in certain Trusts, U.S. Treasury Obligations are sometimes referred to herein as "Corporate Trusts." Certain Corporate Trusts may contain a portfolio of insured corporate debt obligations, in which case they shall sometimes be referred to herein as "Insured Corporate Trusts." As used herein, "Securities" shall collectively refer to the U.S. Treasury Obligations, GNMA Securities or Corporate Bonds deposited in the Trusts. Each of the Trusts is separate and is designated by a different series number. Each of the Trusts was created under the laws of the State of New York pursuant to a trust indenture dated the Initial Date of Deposit (the "Trust Agreement") between National Financial Services Corporation (the "Sponsor"), The Chase Manhattan Bank (the "Trustee") and for Trusts in which Muller Data corporation acts as Evaluator (as set forth in Part I), Muller Data Corporation (the "Evaluator").1

GENERAL INFORMATION

         Because certain of the Securities in certain of the Trusts may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in anyway for any default, failure or defect in any Security.

         Subsequent to the date of Part I of this Prospectus, a Security may cease to be rated or its rating may be reduced below any minimum required as of a Trust's Initial Date of Deposit. Neither event requires the elimination of such investment from a Trust, but may be considered in the Sponsor's determination to direct the Trustee to dispose of such Security. See "Investment Supervision."

--------
1 Reference is made to the Trustee Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

         The Sponsor may not alter the portfolio of a Trust except upon the occurrence of certain extraordinary circumstances or, in the case of a Rolling Trust, in connection with a reinvestment of principal. See "Investment Supervision." Certain of the Securities may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par with proceeds from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown under "Portfolio" in Part I of this Prospectus for each Trust. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Securities have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions, as well as proceeds from the sale of Securities and from Securities which mature in accordance with their terms from a Trust, unless utilized to pay for Units tendered for redemption, or reinvested in the case of the Rolling Trust, will be distributed to Unitholders of such Trust and will not be used to purchase additional Securities for such Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of a Trust and the net annual interest income of such Trust and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Securities also may have tax consequences to a Unitholder. See "Tax Status." Information with respect to the call provisions and maturity dates of the Securities is contained under "Portfolio" in Part I of this Prospectus for each Trust.

         Each Unit of a Trust represents an undivided fractional interest in the Securities deposited therein, in the ratio shown under "Essential Information" in Part I of this Prospectus. Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple or fraction thereof, subject to each Trust's minimum investment requirement of one Unit. Fractions of Units will be computed to three decimal points. To the extent that Units of a Trust are redeemed, the principal amount of Securities in such Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of such Trust will increase. See "Redemption."

RISK FACTORS

         U.S. Treasury Obligations. U.S. Treasury Obligations are direct obligations of the United States and are backed by its full faith and credit although the Units are not so backed. The U.S. Treasury Obligations are not rated but in the opinion of the Sponsor have credit characteristics comparable to those of securities rated "AAA" by nationally recognized rating agencies.

         An investment in Units of a Trust which contains U.S. Treasury Obligations should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the Securities and hence the Units will decline with increases in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

         During the Reinvestment Period for a Rolling Trust which contains U.S. Treasury Obligations, the Sponsor will direct the Trustee to reinvest principal payments on the U.S. Treasury Obligations into additional U.S. Treasury Obligations as described in Part I of this Prospectus. Principal amounts which cannot be reinvested will be distributed to Unitholders of such a Trust semiannually unless the amount available for distribution is less than $0.01 per Unit. After the Reinvestment Period, principal will not be reinvested and will be distributed monthly (subject to amount limitations) to Unitholders.

         GNMA Securities. An investment in Units of a Rolling Trust which contains GNMA Securities should be made with an understanding of the risks inherent therein, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying GNMA Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying GNMA Securities, which might otherwise be expected to occur as a result of a decline in interest rates, may be limited or negated by increased principal prepayments in respect of the underlying mortgages. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

         GNMA Securities included in a Rolling Trust are backed by the indebtedness secured by underlying mortgage pools of long-term mortgages on 1- to 4-family dwellings. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

         During the Reinvestment Period for a Rolling Trust which contains GNMA Securities, the Sponsor will direct the Trustee to reinvest principal payments and prepayments on the Ginnie Maes into additional Ginnie Mae securities. While precise duplication of the Ginnie Maes to be purchased with reinvested principal is the goal of the Sponsor, this may not be possible because fractions of Ginnie Maes may not be purchased and substantially similar securities may not be available. Principal amounts which cannot be reinvested will be distributed to Unitholders of such Trust semiannually unless the amount available for distribution is less than $0.01 per Unit. After the Reinvestment Period, principal will not be reinvested and will be distributed monthly (subject to amount limitations) to Unitholders.

         The mortgages underlying a Ginnie Mae may be prepaid at any time without any significant premium or penalty at the option of the mortgagors. It has been the experience of the mortgage industry that the average life of mortgages comparable to those contained in a Rolling Trust, owing to prepayments, refinancings and payments from foreclosures is considerably less than the stated maturity set forth in "Essential Information" in Part I of this Prospectus. A lower or higher return on Units may occur depending on (i) whether the price at which the respective Ginnie Maes were acquired by a Trust is lower or higher than par (which represents the price at which such Ginnie Maes will be redeemed upon prepayment), (ii) whether principal is reinvested or distributed to Unitholders and (iii) if reinvestment occurs, whether the Ginnie Maes purchased by the Trustee with reinvested principal are purchased at a premium or discount from par. During periods of declining interest rates, prepayments of Ginnie Maes may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, (i) the reinvestment of principal may be at prices which result in a lower return on Units or (ii) principal will be distributed to Unitholders who cannot reinvest such principal distributions in other securities at an attractive yield.

         The Ginnie Maes in a Rolling Trust are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the Rolling Trust are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so. Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

         The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the portfolio and not the Units offered hereby.

         A number of factors, including homeowners' mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in a Rolling Trust. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors. It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in a Rolling Trust. Therefore, the termination of a Rolling Trust which contains GNMA Securities might be accelerated as a result of prepayments made as described herein.

         Public Utility Issues. Certain of the Corporate Bonds in a Corporate Trust may be obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors with high levels of reliability, stability and relative total return on their investments. However, an investment in a Corporate Trust containing obligations of public utility issuers should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital markets in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Corporate Bonds in a Corporate Trust to make payments of principal and/or interest on such Corporate Bonds.

         Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Federal Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other hand.

         Certain of the issuers of the Bonds in a Corporate Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

         In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

         Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, the effects of energy conservation and the effects of deregulation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in a Corporate Trust to make payments due on these bonds.

         In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

         Corporate Bonds. An investment in Units of a Corporate Trust should be made with an understanding of the risks that an investment in fixed rate, investment grade corporate debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. In recent years, there have been wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. Generally bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

         Should the issuer of any Corporate Bond default in the payment of principal or interest, a Corporate Trust may incur additional expenses seeking payment on the defaulted Corporate Bond. Because amounts (if any) recovered by a Trust in payment under the defaulted Corporate Bond may not be reflected in the value of the Units until actually received by a Corporate Trust, and depending upon when a Unitholder purchases or sells his Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

         General. Certain of the Securities in certain of the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on discount securities at the time they were purchased and deposited in the Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. See "Tax Status." Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

         Certain of the Securities in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on premium securities at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Securities have an offering side valuation which represents a premium over par or, for original issue discount Securities, a premium over the accreted value. To the extent that the Securities were deposited in the Trusts at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium securities generally pay a higher rate of interest than securities priced at or below par, the effect of the redemption of premium securities would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such securities bears to the total par amount of Securities in a Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Securities that are redeemed, it can be anticipated that the Estimated Net Annual Interest Income will be significantly reduced after the dates on which such Securities are eligible for redemption. See "Portfolio" in Part I of this Prospectus for each Trust for the earliest scheduled call date and the initial redemption price for each Security.

         Certain of the Securities in certain of the Trusts may be "zero coupon" bonds, i.e., an original issue discount bond that does not provide for the payment of current interest. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently. A Trust may be required to sell zero coupon bonds prior to maturity (at their current market price which is likely to be less than their par value) in the event that all the Securities in the portfolio other than the zero coupon bonds are called or redeemed in order to pay expenses of a Trust or in case a Trust is terminated. For the Federal tax consequences of original issue discount securities such as the zero coupon bonds, see "Tax Status."

         Litigation. To the best of the Sponsor's knowledge, there is no litigation pending as of the date of Part I of this Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. At any time after the date of Part I of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts.

RATING OF UNITS

         At the Initial Date of Deposit for each Laddered Trust, Rolling Trust and Insured Corporate Trust, Standard & Poor's rated the Units of such Trusts "AAA." Although each of these Trusts have elected not to renew this rating, in the opinion of the Sponsor there has been no significant structural change to any of these Trusts which would warrant a different rating than was originally obtained. This is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

         A Standard & Poor's rating (as described by Standard & Poor's) on the units of an investment trust (hereinafter referred to collectively as "units" or "trust") was, at the time it was given, a current assessment of creditworthiness with respect to the investments held by such trust. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which trust expenses or portfolio asset sales for less than the trust's purchase price will reduce payment to the Unitholder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor. Trusts rated "AAA" are composed exclusively of assets that are rated "AAA" by Standard & Poor's or have, in the opinion of Standard & Poor's, credit characteristics comparable to assets rated "AAA," or certain short-term investments. Standard & Poor's defines its "AAA" rating for such assets as the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is very strong.

         Securities in an Insured Corporate Trust for which insurance has been obtained by the issuer or the Sponsor (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc. ("Moody's")) may or may not have a higher yield than uninsured Securities rated "AAA" by Standard & Poor's or "Aaa" by Moody's. In selecting Securities for an Insured Corporate Trust, the Sponsor has applied the criteria hereinbefore described.

INSURANCE ON THE CORPORATE BONDS

         All Corporate Bonds in an insured Corporate Trust ("Insured Corporate Trust") (as set forth in Part I of this Prospectus) except for any U.S. Treasury obligations are insured as to the scheduled payment of interest and principal either by the issuer of the Corporate Bonds or by the Sponsor under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA"). The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancellable and will remain in force so long as such Corporate Bonds are outstanding and MBIA remains in business. No premiums for such insurance are paid by an Insured Corporate Trust. If MBIA is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

         The aforementioned insurance guarantees the scheduled payment of principal and interest on all of such Corporate Bonds in an Insured Corporate Trust except for any U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of such Corporate Trust. This insurance is effective so long as the Corporate Bond is outstanding, whether or not held by an Insured Corporate Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Corporate Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

         MBIA is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, MBIA is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

         As of December 31, 1996, MBIA had admitted assets of $4.4 billion (audited), total liabilities of $3.0 billion (audited), and total capital and surplus of $1.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1997, MBIA had admitted assets of $4.5 billion (unaudited), total liabilities of $3.0 billion (unaudited), and total capital and surplus of $1.5 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA Corporation's financial statements prepared in accordance with statutory accounting practices are available from MBIA Corporation. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.

         Moody's rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG-1," both designated to be of the highest quality. Standard & Poor's rates all new issues by MBIA "AAA."

         Because the Corporate Bonds in an Insured Corporate Trust (other than U.S. Treasury Obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA, at the Initial Date of Deposit for each Insured Corporate Trust, Standard & Poor's assigned to Units in an Insured Corporate Trust its "AAA" investment rating. While the sponsor has elected not to renew this "AAA" rating on Insured Corporate Trust Units, in the opinion of the Sponsor there has been no significant structural change to any of these Trusts which would warrant a different rating than that originally obtained. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of an Insured Corporate Trust or the Units thereof.

         Bonds in an Insured Corporate Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA (all of which were rated "Aaa" by Moody's) may or may not have a higher yield than uninsured bonds rated "Aaa" by Moody's. In selecting Corporate Bonds for the portfolio of an Insured Corporate Trust, the Sponsor has applied the criteria hereinbefore described.

RETIREMENT PLANS

         Units of the Trusts may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering placing an investment in a Trust on account of any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisor. The Trusts will waive the $5,000 minimum investment requirement for qualified retirement plans. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary. Consult your financial adviser regarding eligibility requirements.

TAX STATUS

Grantor Trust

         The following discussion applies only to those Trusts classified as Grantor Trusts under "TAX STATUS" in Part I of this Prospectus, which are organized as grantor trusts for federal tax purposes. For purposes of the following discussion and opinion, it is assumed that the Securities are debt for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

                    1. The Trusts are not associations taxable as corporations for federal income tax purposes.

                    2. Each Unitholder will be considered the owner of a pro rata portion of each of a Trust's assets for federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust.

                    3. Each Unitholder will have a taxable event when a Security is disposed of (whether by sale, exchange, liquidation, redemption, or payment at maturity) or when the Unitholder redeems or sells his Units. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all the assets of the Trust. Such basis is determined (before adjustments described below) by apportioning the tax basis for the Units among each of the Trusts' assets, according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Securities delivered after the date on which the Unitholders pay for their Units to the extent that such interest accrued on such Securities before the date the Trust acquired ownership of the Securities (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. It should be noted that certain legislative proposals have been made which could effect the calculation of basis for Unitholders holding Securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to calculation of basis. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, exchange, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Security which was issued with original issue discount (including the U.S. Treasury obligations) (or which has market discount) must be increased by the amount of accrued original issue discount (and market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Security which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost. A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a de minimis amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original issue discount accrues and will, in general, be subject to federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a de minimis amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective de minimis amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisors regarding the Federal income tax consequences and accretion of original issue discounts.

         Limitations on Deductibility of Trust Expenses by Unitholders - Each Unitholders pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, may be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income (similar limitations also apply to estates and trusts). Unitholders may be required to treat some or all of the expenses paid by each Trust as miscellaneous itemized deductions subject to this limitation.

         Premium - If a Unitholder's tax basis of his pro rata portion in any Securities held by a Trust exceeds the amount payable by the issuer of the Security with respect to such pro rata interest upon the maturity of the Security, such excess would be considered "premium" which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

        Original Issue Discount - Certain of the Securities in a Trust may have been acquired with "original issue discount." In the case of any Securities in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of the Stripped Treasury Securities as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Securities are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Securities. Unitholders should consult their tax advisers as to the amount of original issue discount as it accrues.

        Special original issue discount rules apply if the purchase price of the Security by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly, these special rules would apply to a Unitholder if the tax basis of his pro rata portion of a Security issued with original issue discount exceeds his pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

         It is possible that a Corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution of stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

         Market Discount - If a Unitholder's tax basis in his pro rata portion of Securities is less than the allocable portion of such Security's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight-line basis, unless the Unitholder elects to calculate accrued market discount under a constant-yield method. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules discussed above. Unitholders should consult their own tax advisers regarding whether an election should be made and as to the amount of market discount which accrues.

         Accrued market discount is generally includible in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Securities, on the sale, maturity or disposition of such Securities by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry his Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisors regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

         Computation of the Unitholder's Tax Basis - The tax basis of a Unitholder with respect to his interest in a Security is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Securities held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under
Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in his pro rata portion of all of the assets of a Trust.

         Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Unit - A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a Security is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor (subject to various non-recognition provisions of the Code). (Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss, will generally be capital gain or loss except in the case of a dealer or financial institution.) As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Security deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a Security by a Trust or the disposition of Units by a Unitholder will be determined by the period of time the Unitholder held his Unit and the period of time the Trust held the Security. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

         In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder's realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

         If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets, including his pro rata portion of all of the Securities represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

         Foreign Investors - A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident of a U.S. corporation, partnership, estate or trust) will not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata interest in any Security or the sale of his Units provided that (i) the interest income or gain is not effectively connected to the conduct by the foreign investor of a trade or business within the United States, (ii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his taxable year, (iii) the foreign investor provides all certification which may be required of his or her status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter) and (iv) if the income is United States source income (which is the case for most securities issued by United States issuers) and the Security is issued after July 18, 1984, then the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security. Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

         It should be noted that the Tax Act included a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." The provision applies to interest received after December 31, 1993. No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

         In the opinion of Carter, Ledyard & Milburn, special counsel to the Trusts for New York tax matters the Trusts are not associations taxable as corporations and the income of a Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

         General - Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder, including amounts received upon redemption of the Units, will be subject to back-up withholding.

         The foregoing discussion relates only to United States federal income taxes. Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

Regulated Investment Company

         The following discussion applies only to those Trusts classified as regulated investment companies under "TAX STATUS" in Part I of this Prospectus, which are structured to qualify as a regulated investment company for federal tax purposes. In the opinion of Chapman and Cutler, counsel or the Sponsor, under existing law:

         Each Trust is an association taxable as a corporation under the Code and intends to qualify on a continuing basis for and elect tax treatment as a "regulated investment company" under the Code. If a Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent a Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Trust intends to timely distribute its taxable income (including any net capital gain) to avoid the imposition of federal income tax or the excise tax. Distributions of the entire net investment income of a Trust is required by the Indenture.

          Each Trust intends to file its federal income tax return on a calendar year basis. In any taxable year of a Trust, distributions of its income, other than distributions which are designated as capital gains dividends, will, to the extent of the earnings and profits of such Trust, constitute dividends for federal income tax purposes which are taxable as ordinary income to Unitholders. To the extent that distributions to a Unitholder in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his or her Units and, to the extent that they exceed his or her basis, will be treated as a gain from the sale of his or her Units as discussed below. Distributions from a Trust will not be eligible for the 70% dividends-received deduction for corporations. It should be noted that legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Securities. Unitholders should consult their own tax advisors with regard to the calculation of basis.

         Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by a Trust (and received by the Unitholders) on December 31 of the year such distributions are declared.

         Distributions of a Trust's net capital gain which a Trust properly designates as capital gain dividends will be taxable to Unitholders thereof as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. However, if a Unitholder receives a long-term capital gain dividend (or is allocated to a portion of a Trust's undistributed long-term capital gain) and sells his Units at a loss prior to holding them for 6 months, such loss will be characterized as long-term capital loss to the extent of such long-term capital gain received as a dividend or allocated to a Unitholder. Distributions in partial liquidation, reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal) or sales of Securities from a Trust (exclusive of net capital gain) will not be taxable to Unitholders of such Trust to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. A Unitholder may recognize a taxable gain (or loss) when his or her Units are sold or redeemed. Such gain or loss generally will constitute either a long-term or short-term capital gain or loss depending upon the length of time the Unitholder has held his Units. Any loss of Units held six months or less will be treated as long-term capital loss to the extent of any long-term capital gains dividends received (or deemed to have been received) by the Unitholder with respect to such Units during the six-month period or less that the Unitholder owns the Units. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) are subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding period of the capital assets. In particular, net capital gain, excluding net gain from property held more than one year but not more than 18 months and gain on certain other assets, is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Net capital gain that is not taxed at the maximum marginal stated tax rate of 20% (or 10%) as described in the preceding sentence, is generally subject to a maximum marginal stated tax rate of 28%. The date on which a share is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. It should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

         In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

         The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period.

         Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by a Trust as long as the Units of such Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of a Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual Unitholders in excess of the distributions received from a Trust.

         If a Ginnie Mae has been purchased by a Trust at a market discount (i.e., for a purchase price less than its stated redemption price at maturity (or if issued with original issue discount, its "revised issue price")) unless the amount of market discount is "de minimis" as specified in the Code, each payment of principal on the Ginnie Mae will generally constitute ordinary income to a Trust to the extent of any accrued market discount unless a Trust elects to include the accrued market discount in taxable income as it accrues. The amount of market discount that is deemed to accrue each month shall generally be the amount of discount that bears the same ratio to the total amount of remaining market discount that the amount of interest paid during the accrual period bears to the total amount of interest remaining to be paid on the Ginnie Mae as of the beginning of the accrual period.

         The market discount rules do not apply to Stripped U.S. Treasury Obligations because they are stripped debt instruments subject to special original issue discount rules.

         Additional Units of a Trust may be issued after the Initial Date of Deposit in respect of additional Securities deposited in a Trust by the Sponsor. Because of possible market interest rate fluctuations, the purchase price to a Trust of the additional Securities may differ from the purchase price of the Securities in a Trust on the Initial Date of Deposit. If interest rates decline and such additional Securities are purchased at a higher price than the Securities originally deposited, then the amounts includible in the taxable income of a Trust in proportion to the asset value of a Trust will be reduced for all Unitholders thereof, not just the Unitholders of such additional Units. Conversely, if interest rates rise and such additional Securities are purchased at a lower price than the Securities originally deposited, then the amounts includible in the taxable income of the Trust in proportion to the asset value of a Trust will be increased for all Unitholders thereof, not just the Unitholders of such additional Units.

         Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

         Each Unitholder of a Trust shall receive an annual statement describing the tax status of the distributions paid by such Trust. The foregoing discussion relates only to the federal income tax status of a Trust and to the tax treatment of distributions by such Trust to United States Unitholders.

         Foreign Investors - A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a Trust, which constitute dividends for Federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by such Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor in a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in a Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisors in this regard.

         Distributions reinvested into additional Units of a Trust will be taxed to a Unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

DISTRIBUTION REINVESTMENT

         Certain Unitholders of the Trusts may elect to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of certain mutual funds which are registered in such Unitholder's state of residence and are advised by Fidelity Management & Research Company, an affiliate of the Sponsor (the "Fidelity Funds"). Ask your financial consultant regarding the availability of distribution reinvestment.

         If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Trustee will contact such individuals to determine which reinvestment fund they wish to elect. Since the portfolio securities and investment objectives of the Fidelity Funds generally will differ significantly from that of the Trusts, Unitholders should carefully consider the consequences before selecting such Fidelity Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Fidelity Funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their investment professional at the time of purchase or should file with the Trustee a written notice of election.

         Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Trustee an election to have such distributions reinvested without charge. Such election, and any changes thereof, must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Trustee. See "Unitholders -- Distributions to Unitholders."

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

         As of the date of Part I of this Prospectus, the Estimated Long-Term Return and the Estimated Current Return, if applicable, for each Trust were as set forth in "Essential Information" in Part I of this Prospectus. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with principal payments and prepayments and with reinvestment (in the case of a Rolling Trust), principal prepayment, redemption, maturity, exchange or sale of the Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities and accrued interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (i) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements or average lives of all of the Securities in a Trust, which includes the reinvestment of Securities in a Rolling Trust, and (ii) takes into account a compounding factor and the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of a Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

         Payments received in respect of mortgages underlying Ginnie Mae, if any, in a Rolling Trust will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on mortgages underling Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underling mortgages bearing higher interest rates in a Rolling Trust are prepaid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return of the Units of a Rolling Trust can be expected to decline. Monthly payments to the Unitholders of a Rolling Trust will reflect all of these factors.

PUBLIC OFFERING OF UNITS

         Public Offering Price. Units of a Trust are offered at the Public Offering Price thereof. The Public Offering Price for secondary market transactions is based on the aggregate bid side evaluations of the Securities in a Trust, plus or minus cash, if any, in the Principal Account held or owned by such Trust, plus accrued interest plus a sales charge based upon the dollar weighted average maturity of such Trust determined in accordance with the tables set forth below (which includes a deferred sales charge for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA securities). For purposes of this computation, Securities will be deemed to mature on their expressed maturity dates unless: (a) the Securities have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Securities are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedules.

         The sales charge per Unit for each Laddered Trust and each Rolling Trust which contains U.S. Treasury Obligations will be set forth in the following table:

                                 AMOUNT INVESTED

                                  LESS THAN $500,000                 $500,000 TO $999,999                  $1,000,000 AND UP
                               ------------------------            -------------------------          ------------------------
                               PERCENT          PERCENT             PERCENT         PERCENT            PERCENT         PERCENT
WEIGHTED                          OF            OF NET                OF             OF NET              OF            OF NET
AVERAGE                        OFFERING         AMOUNT             OFFERING          AMOUNT           OFFERING         AMOUNT
MATURITY                        PRICE          INVESTED              PRICE          INVESTED            PRICE         INVESTED
------------------------------------------------------------------------------------------------------------------------------------
Less than 2 years.........      1.250%          1.266%              1.000%           1.010%            0.750%          0.756%
2 to 3 years..............      1.500%          1.523%              1.250%           1.266%            1.000%          1.010%
3 to 5 years..............      1.750%          1.781%              1.500%           1.523%            1.250%          1.266%

         The sales charge per Unit for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA Securities will be set forth in the following table:

                                          DOLLAR WEIGHTED AVERAGE MATURITY LESS         DOLLAR WEIGHTED AVERAGE MATURITY GREATER
                                                       THAN 5 YEARS                                   THAN 5 YEARS
                                          -------------------------------------         ----------------------------------------
                                             PERCENT OF           PERCENT OF               PERCENT OF             PERCENT OF
                                              OFFERING            NET AMOUNT                OFFERING              NET AMOUNT
AMOUNT INVESTED                                PRICE*              INVESTED*                 PRICE*                INVESTED*
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000.....................        2.500%               2.564%                   3.500%                 3.627%
$100,000 to $249,999...................        2.250%               2.302%                   3.250%                 3.359%
$250,000 to $499,999...................        2.000%               2.041%                   3.000%                 3.093%
$500,000 to $999,999...................        1.750%               1.781%                   2.750%                 2.828%
$1,000,000 and up......................        1.500%               1.523%                   2.500%                 2.564%

--------------------

* In addition, a deferred sales charge of $.167 will be assessed per 100 Units per month on a Trust's respective Record Date, through December of 1999.

         The reduced sales charges resulting from quantity discounts as shown on the tables above will apply to all purchases of Units on any one day by the same purchaser from the same broker or dealer and for this purpose purchases of Units of a Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charges will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account. The Sponsor intends to permit officers, directors and employees of the Sponsor and at the discretion of the Sponsor registered representatives of selling firms to purchase Units of a Trust without a sales charge, although a transaction processing fee may be imposed on such trades. In addition, investors who purchase Units through registered brokers or dealers who charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units in the secondary market at the Public Offering Price less the concession the Sponsor typically would allow such broker-dealer. See "Public Offering of Units -- Public Distribution of Units" below. In addition, investors who purchase Units of a Trust for deposit in a Fidelity-sponsored 401k or other retirement plan may purchase such Units at the Public Offering Price less the concession the sponsor allows dealers and other selling agents.

         Had Units of a Trust been available for sale at the opening of business on the date set forth in Part I of this Prospectus, the Public Offering Price would have been as shown under "Essential Information" in Part I of this Prospectus. The Public Offering Price per Unit of a Trust on the date of Part I of this Prospectus or on any subsequent date will vary from the amount stated under "Essential Information" in Part I of this Prospectus in accordance with fluctuations in the prices of the underlying Securities and the amount of accrued interest on the Units. The aggregate bid side evaluations of the Securities shall be determined (i) on the basis of current bid prices of the Securities, (ii) if bid prices are not available for any particular Security, on the basis of current bid prices for comparable securities, (iii) by determining the value of Securities on the bid side of the market by appraisal, or (iv) by any combination of the above.

         The foregoing evaluations and computations shall be made as of the evaluation time stated under "Essential Information" in Part I of this Prospectus on each business day commencing with the date of Part I of this Prospectus, effective for all sales made during the preceding 24-hour period.

         The interest on the Securities deposited in a Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part I of this Prospectus. The amount of net interest income which accrues per Unit may change as Securities mature or are redeemed, exchanged or sold, or as the expenses of a Trust change or the number of outstanding Units of a Trust changes.

         Although payment is normally made three business days following the order for purchase, payments may be made prior thereto. A person will become the owner of Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and maybe deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. If a Unitholder desires to have certificates representing Units purchased, such certificates (if available) will be delivered as soon as possible following his written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

         Accrued Interest. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes), although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

         Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his or her Units, he or she will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

         Public Distribution of Units. Units repurchased in the secondary market may be offered by this Prospectus at the secondary market public offering price determined in the manner described above. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers and others at prices which represent discounts or agency commissions from the Public Offering Price as set forth below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amount shown in the tables below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts and agency commissions set forth below from time to time. In addition to such discounts and agency commissions, the Sponsor may, from time to time, pay or allow an additional discount or agency commission, in the form of cash or other compensation, to dealers and others employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of a Trust and other unit investment trusts created by the Sponsor. The difference between the discount or agency commission and the sales charge will be retained by the Sponsor.

         The secondary market concessions and agency commissions for each Laddered Trust and each Rolling Trust which contains U.S. Treasury Obligations as a percentage of the Public Offering Price are as follows:

                                                             LESS THAN            $500,000 TO $999,999           $1,000,000
                  AVERAGE MATURITY                            $500,000                                             AND UP
------------------------------------------------------------------------------------------------------------------------------------
Less than 2 years..................................            .750%                      .500%                     .400%

2 to 3 years.......................................            1.00%                      .750%                     .600%

3 to 5 years.......................................            1.10%                      1.00%                     .750%

         The secondary market concessions and agency commissions for each Corporate Trust, Insured Corporate Trust and Rolling Trust which contains GNMA Securities as a percentage of the Public Offering Price are as follows:

      DOLLAR AMOUNT                       DOLLAR WEIGHTED AVERAGE MATURITY LESS         DOLLAR WEIGHTED AVERAGE MATURITY GREATER
     OF TRANSACTION                                    THAN 5 YEARS                                   THAN 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000.....................                     1.750%                                       3.000%
$100,000 to $249,999...................                     1.500%                                       2.750%
$250,000 to $499,999...................                     1.350%                                       2.600%
$500,000 to $999,999...................                     1.150%                                       2.400%
$1,000,000 and up......................                     0.950%                                       2.200%

         The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         From time to time, the Sponsor may implement programs under which dealers of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of Fidelity-sponsored unit investment trust units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a dealer may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contest or recognition programs conforming to the criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying dealers or others for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unitholders pay for their Unit or the amount that a Trust will receive from the Units sold.

         Profits of Sponsor. In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price included a sales charge as indicated in Part I for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

MARKET FOR UNITS

         The Sponsor intends to, and certain of the dealers may, maintain a market for Units of the Trusts offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the aggregate bid prices of the underlying Securities in such Trusts, together with accrued interest to the expected dates of settlement. Unitholders who wish to dispose of their Units should inquire of their bank or broker as to current market prices in order to determine whether there is in existence any price in excess of the

Redemption Price and, if so, the amount thereof. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of any Trust if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

         A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in a form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for such Trust, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part I of this Prospectus, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in the Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

         Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances, the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

         Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account for such Trust, to the extent that funds are available for such purpose, then from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account for such Trust. The Trustee is empowered to sell Securities for a Trust in order to make funds available for the redemption of Units of such trust.

         Securities will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Securities in such Trusts. The Securities to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Securities will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such Trusts. Provision is made under the related Trust Agreement for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price available. Sales may be required at a time when the Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which certain Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Trusts, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Trusts, unless reinvested in substitute Securities. To the extent Securities are sold, the size and diversity of a Trust will be reduced. See "Investment Supervision."

         If the Sponsor elects not to purchase Units tendered for redemption, the Trustee is irrevocably authorized in its discretion, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to the Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

         The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreements; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

         Computation of Redemption Price. The Redemption Price for Units of each Trust is computed by the Evaluator as of the evaluation time stated under "Essential Information" in Part I of this Prospectus next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by:

                    A. adding: (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of each issue of the Securities held in the Trust as determined by the Evaluator on the basis of bid prices therefor; (3) interest accrued and unpaid on the Securities in the Trust as of the date of computation; and (4) unamortized organization expenses;

                    B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Trust Expenses"; (2) an amount representing estimated accrued expenses of the Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees and any insurance costs), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record, or required for redemption of Units tendered, as of the business day prior to the evaluation being made; and (4) other liabilities incurred by the Trust; and

                    C. finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

UNITHOLDERS

         Ownership of Units. Ownership of Units of a Trust will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Certificates, if issued, will be so noted on the confirmation statement sent to the broker.

         Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Such requests should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as provided in "Redemption."

         Units may be purchased and certificates, if requested, will be issued in denominations of one Unit subject to each Trust's minimum investment requirement and any minimum requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

         Distributions to Unitholders. Interest received by each Trust, including any portion of the proceeds from a disposition of Securities which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust. All other receipts are credited by the Trustee to a separate Principal Account for the Trust. On the dates set forth under "Essential Information" in Part I of this Prospectus for each Trust, after deduction of the fees and expenses of the Trustee, the Sponsor and Evaluator and reimbursements (without interest) to the Trustee for any amounts advanced to a Trust, the Trustee will normally distribute on each Interest Distribution Date (the twentieth of the month) or shortly thereafter to Unitholders of record of such Trust on the preceding Record Date (which is the tenth day of each month).

         Unitholders of the Trusts will receive an amount substantially equal to one-twelfth of such holders' pro rata share of the estimated net annual interest income to the Interest Account of such Trust. Since interest on Securities in the Trusts is payable at varying intervals, usually in semi-annual installments (monthly in the case of GNMA Securities) and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to a Trust may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each Distribution Date the amount of interest actually deposited in the Interest Account of a Trust and available for distribution maybe more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreements to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such Trust. However, interest earned at any point in time will be greater than the amount actually received by the Trustee and distributed to the Unitholders. Therefore, there will always remain an item of accrued interest that is added to the daily value of the Units. If Unitholders of a Trust sell or redeem all or a portion of their Units, they will be paid their proportionate share of the accrued interest of such Trust to, but not including, the third business day after the date of a sale or to the date of tender in the case of a redemption.

         Unitholders of a Trust which contains Stripped Treasury Securities should note that Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount. Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includible income in earlier periods and a corresponding larger amount in later periods. For federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status."

         Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units.

         With the exception of principal amounts to be reinvested in the Rolling Trust during the Reinvestment Period, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of a Trust on the preceding Record Date, an amount substantially equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account of such Trust computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 100 Units. The Trustee will make a distribution to Unitholders of all principal relating to maturing Securities in a Trust, as set forth above, unless such principal is to be reinvested in connection with a Rolling Trust.

         Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

         The accounts of each Trust are required to be audited annually, at the Trust's expense, by independent auditors designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Trust upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Trust a statement, covering the calendar year, setting forth for the applicable Trust:

                    A.     As to the Interest Account:

                              1. The amount of interest received on the
                    Securities;

                              2. The amount paid for purchases of New
                    Securities;

                              3. The amount paid from the Interest Account
                    representing accrued interest of any Units redeemed;

                              4. The deductions from the Interest Account for
                    applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor, the Evaluator, and, if any, of bond counsel;

                              5. Any amounts credited by the Trustee to the
                    Reserve Account; and

                              6. The net amount remaining after such payments
                    and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year; and

                    B.     As to the Principal Account:

                              1. The dates of the sale, maturity, liquidation or
                    redemption of any of the Securities and the net proceeds received therefrom excluding any portion credited to the Interest Account;

                              2. The amount paid from the Principal Account
                    representing the principal of any Units redeemed;

                              3. The amount paid for purchases of New
                    Securities, Replacement Securities or Reinvestment
                    Securities;

                              4. The deductions from the Principal Account for
                    payment of applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Sponsor, the Evaluator, and, if any, of bond counsel;

                              5. Any amounts credited by the Trustee to the
                    Reserve Account; and

                              6. The net amount remaining after distributions of
                    principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of the calendar year; and

                    C.     The following information:

                              1. A list of the Securities as of the last
                    business day of such calendar year;

                              2. The number of Units outstanding on the last
                    business day of such calendar year;

                              3. The Redemption Price based on the last
                    evaluation made during such calendar year; and

                              4. The amount actually distributed during such
                    calendar year from the Interest and Principal Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

         Rights of Unitholders. A Unitholder may at any time prior to the termination of a Trust tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate a Trust or entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a Trust. No Unitholder shall have the right to control the operation and management of any Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of any Trust.

INVESTMENT SUPERVISION

         The Sponsor may not alter the portfolios of the Trusts by the purchase, sale or substitution of Securities, except in the circumstances noted herein. Thus, with the exception of the redemption or maturity of Securities in accordance with their terms (and reinvestments made in connection with a Rolling Trust), the assets of the Trusts will remain unchanged under normal circumstances.

         The Sponsor may direct the Trustee to dispose of Securities the value of which has been affected by certain adverse events, including institution of certain legal proceedings or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor, the retention of such Securities in a Trust would be detrimental to the interest of the Unitholders. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as maybe needed from time to time to ensure that a Rolling Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account of such Trust for distribution to the Unitholders.

         The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of Securities to issue new obligations in exchange or substitution for any of such Securities pursuant to a refunding financing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (i) the issuer is in default with respect to such Securities or (ii) in the written opinion of the Sponsor, the issuer will probably default with respect to such Securities in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the Securities eliminated and the Securities substituted therefor. The Trustee may sell Securities, designated by the Sponsor, from a Trust for the purpose of redeeming Units of such Trust tendered for redemption and the payment of expenses.

TRUST ADMINISTRATION

         The Trustee. The Trustee is The Chase Manhattan Bank whose principal executive office is located at 270 Park Avenue, New York, New York 10017, and its unit investment trust office is located at 4 New York Plaza, New York, New York 10004-2413. Unitholders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-887-6926. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

         The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Trust. For information relating to the responsibilities of the Trust under the Trust Agreement, reference is made to the material set forth under "Unitholders."

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Trust. Such books and records shall be open to inspection by any Unitholder of such Trust at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trusts. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its duties created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities or shall fail to meet standards for its performance established by the Sponsor, the Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee shall be a corporation organized under the laws of the United States, or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

         The Evaluator. The Evaluator for each Trust is set forth in Part I of this Prospectus. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder.

         Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (i) to cure any ambiguity or to correct or supplement any provision which maybe defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to the Trusts may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding of such Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust. In no event shall the Trust Agreement be amended to increase the number of Units of a Trust issuable thereunder or to permit, except in accordance with the provisions of such Trust Agreement, the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreement provides that the Trusts shall terminate upon the maturity, redemption or other disposition of the last of the Securities held in a Trust. If the value of a Trust shall be less than the applicable minimum value stated under "Essential Information" in Part I of this Prospectus, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. A Trust may be terminated at any time by the Unitholders representing 66-2/3% of the Units thereof then outstanding. In the event of termination of a Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in such Trust and, after paying all expenses and charges incurred by the Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust.

         Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

         The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Securities or certificates except by reason of its own gross negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

         The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.

TRUST EXPENSES

         The Sponsor will charge the Trusts a surveillance fee for services performed for the Trusts in an amount not to exceed that amount set forth in "Essential Information" in Part I of this Prospectus, but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the related Trust outstanding as of the December Record Date preceding any annual period. The Sponsor will receive a portion of the sales commissions paid in connection with the purchase of Units.

         The Trustee receives for its services fees set forth under "Essential Information" in Part I of this Prospectus. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Securities in a Trust at any time during the period. In no event shall the Trustee be paid less than $2,000 per Trust in any one year. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal trust procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trusts.

         The Trustee's fee is payable on or before each Distribution Date. The Trustee has agreed to pay the Sponsor that portion of the Trustee's annual fee as set forth under "Essential Information" in Part I of this Prospectus in return for the Sponsor providing certain bookkeeping and administrative services to its own customers.

         For evaluation of Securities in each Trust, the Evaluator shall receive a fee, payable monthly, calculated on the basis of that annual rate set forth under "Essential Information" in Part I of this Prospectus, based upon the largest aggregate principal amount of Securities in such Trust at any time during such monthly period.

         The Trustee's and Evaluator's fees are deducted first from the Interest Account of a Trust to the extent funds are available and then from the Principal Account. Such fees maybe increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor. In addition, the Trustee's fee may be periodically adjusted in response to fluctuations in short-term interest rates (reflecting the cost to the Trustee of advancing funds to a Trust to meet scheduled distributions).

         Expenses incurred in establishing the Trusts, including the cost of the initial preparation of documents relating to the Trusts, federal and state registration fees, the initial fees and expenses of the Trustee, legal expenses and any other non-material out-of-pocket expenses, will be paid by the Trusts and amortized over the lesser of five years or the life of the Trusts. The following additional charges are or may be incurred by the Trusts: (i) fees for the Trustee's extraordinary services; (ii) expenses of the Trustee (including legal and auditing expenses (not to exceed $.50 per 100 Units), but not including any fees and expenses charged by any agent for custody and safeguarding of Securities) and of bond counsel, if any; (iii) various governmental charges; (iv) expenses and costs of any action taken by the trustee to protect a Trust or the rights and interests of the Unitholders; (v) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of a Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (vi) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (vii) expenditures incurred in contacting Unitholders upon termination of the Trusts. The fees and expenses set forth herein are payable out of the appropriate Trust and, when owing to the Trustee, are secured by a lien on such Trust. Fees or charges relating to a Trust shall be allocated to each Trust in the same ratio as the principal amount of such Trust bears to the total principal amount of all Trusts. Fees or charges relating solely to a particular Trust shall be charged only to such trust.

         Fees and expenses of the Trusts shall be deducted from the Interest Account thereof, or, to the extent funds are not available in such Account, from the Principal Accounts. The Trustee may withdraw from the Principal Account or the Interest Account of any Trust such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of a Trust. Amounts so withdrawn shall be credited to a separate account maintained for a trust known as the Reserve Account and shall not be considered a part of the Trust when determining the value of the Units until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

THE SPONSOR

         NFSC is a registered broker and dealer and a member of The New York Stock Exchange, Inc., and various other national and regional exchanges. As a securities broker and dealer, NFSC is engaged in various securities trading, brokerage and clearing activities serving a diverse group of domestic corporations, institutional and individual investors, and brokers and dealers.

         NFSC is a wholly owned subsidiary of Fidelity Global Brokerage Group, Inc. NFSC was incorporated in Massachusetts, June 3, 1981. Fidelity Global Brokerage Group, Inc. is a wholly owned subsidiary of FMR Corp. ("FMR"), Edward C. Johnson III owns approximately 12% and Abigail P. Johnson owns approximately 24.5% of the issued and outstanding shares of the Voting Common Stock of FMR. Members of the Edward
C. Johnson III family and trusts for their benefit control up to 49% of the voting shares of FMR.

         Fidelity Management & Research Company, a subsidiary of FMR, is the management arm of Fidelity Investments, which was established in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. It is now America's largest mutual fund manager and as of December 31, 1997, it manages more than $529 billion in assets in over 34 million shareholder accounts.

         If at any time the Sponsor shall fail to perform any of its duties under a Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trusts as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trusts. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trusts. More comprehensive information can be obtained upon request from the Sponsor.

LEGAL OPINIONS

         The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as special counsel to the Sponsor. Carter, Ledyard & Milburn has acted as special counsel to the Trusts with respect to certain New York State and City tax matters affecting all Trusts but Rolling Trusts.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

         The statements of condition and the related portfolios at the date of
Part I of this Prospectus as included in Part I of this Prospectus have been audited by Deloitte & Touche LLP, independent certified public accountants, as set forth in their report in Part I of the Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, Fidelity Defined Trusts, Series 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Boston and State of Massachusetts on the 1st day of May, 1998.

                                      Fidelity Defined Trusts, Series 3
                                           (Registrant)

                                      By National Financial Services Corporation
                                           (Depositor)


                                      By /s/David J. Pearlman
                                         --------------------
                                            Assistant Clerk
(Seal)

         Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on May 1, 1998:

Norman R. Malo
--------------------
Norman R. Malo                  President and Chief Operating Officer

*James H. Messenger
--------------------
James H. Messenger              Director and Chief Executive Officer


*Timothy M. McKenna
--------------------
Timothy M. McKenna              Director


John J. Mulherin
--------------------
John J. Mulherin                Director


Kenneth A. Rathgeber
--------------------
Kenneth A. Rathgeber            Director

Kenneth Klipper
--------------------
Kenneth Klipper                 Vice President and Chief Financial Officer


David J. Pearlman
--------------------
(Attorney-in-fact)*



         * An executed copy of the related powers of attorney were filed as
Exhibit 7.1 to the initial Registration Statement on Form S-6 for Fidelity Defined Trusts, Series 1 as filed on August 29, 1995 (File No. 33-62243) and the same is hereby incorporated herein by this reference.

                         CONSENT OF INDEPENDENT AUDITORS

         We consent to the use of our report, dated April 8, 1998, accompanying the financial statements of the Fidelity Defined Trusts Series 1 (Laddered Government Series 1, Short Treasury Portfolio, Laddered Government Series 2, Short/Intermediate Treasury Portfolio, Rolling Government Series 1, Short Treasury Portfolio) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.






                                          Deloitte & Touche LLP



New York, New York
April 30, 1998